CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) AND COMPREHENSIVE LOSS [Parenthetical] (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2001	Dec. 31, 2000
Issue price of common stock per share for license rights (in dollars per share)				$ 0.85
Stock offering costs	$ 3,965	$ 837	$ 2,845